Retirement Benefits (Details 5) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Amounts expected to be recognized in 2016 net periodic benefit cost (Table Amounts)
Net actuarial loss	$ 730
Prior service credit	(82)
Pension Benefits
Amounts expected to be recognized in 2016 net periodic benefit cost (Table Amounts)
Net actuarial loss	714
Prior service credit	(60)
Medical and Life Benefits
Amounts expected to be recognized in 2016 net periodic benefit cost (Table Amounts)
Net actuarial loss	16
Prior service credit	$ (22)